Off Balance Sheet Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Schedule of Different Off Balance Sheet Transactions
In addition to note 4, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. Below are the amounts of the main off Balance sheet transactions as of December 31, 2022 and 2021:

Composition	12/31/2022	12/31/2021
Custody of government and private securities and other assets held by third parties	724,968,797	757,383,931
Preferred and other collaterals received from customers (1)	187,502,326	234,703,412
Securities received guarantee repurchase transactions (see note 7)	68,130,397	68,389,352
Outstanding checks not yet paid	19,943,141	15,796,202
Checks already deposited and pending clearance	16,828,520	21,715,717
Written-off credits	6,501,526	9,724,143